Benefit Plans and Other Postretirement Benefits (Details 3) (Pension Benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	$ 308	$ 297	$ 263
Level 1
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	102	96
Level 2
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	206	201
U.S. equity investment
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	47	46
U.S. equity investment | Level 1
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	47	46
U.S. equity investment | Level 2
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	0	0
International equity investment
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	18	19
International equity investment | Level 1
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	18	19
International equity investment | Level 2
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	0	0
Corporate bond investment-fixed income
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	37	31
Corporate bond investment-fixed income | Level 1
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	37	31
Corporate bond investment-fixed income | Level 2
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	0	0
Common/collective trust investment - U.S. equity
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	78	80
Common/collective trust investment - U.S. equity | Level 1
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	0	0
Common/collective trust investment - U.S. equity | Level 2
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	78	80
Common/collective trust investment - international equity
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	32	35
Common/collective trust investment - international equity | Level 1
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	0	0
Common/collective trust investment - international equity | Level 2
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	32	35
Common/collective trust investment - fixed income
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	96	85
Common/collective trust investment - fixed income | Level 1
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	0	0
Common/collective trust investment - fixed income | Level 2
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets	96	85
Short-term investment fund
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets		1
Short-term investment fund | Level 1
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets		0
Short-term investment fund | Level 2
Benefit Plans and Other Postretirement Benefits
Fair values of the Company's pension plan assets		$ 1